Segment reporting (Narrative) (Detail) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2019 USD ($)		Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)		Jun. 30, 2018 USD ($)		Dec. 31, 2018 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of business divisions		4
Operating profit / (loss) before tax		$ 1,759		$ 1,546	$ 1,706	$ 3,305	[1]	$ 3,806	[1]
Total assets		968,728	[1]	$ 956,579		968,728	[1]			$ 958,489	[1]
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]					1,737		2,064
Total assets	[1]	320,912				320,912				313,737
Global Wealth Management | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax								(184)
Total assets										114,000
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]					777		754
Total assets	[1]	201,735				201,735				200,703
Personal & Corporate Banking | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax								(62)
Total assets										62,000
Asset Management
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]					228		202
Total assets	[1]	31,172				31,172				28,140
Asset Management | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax								(13)
Total assets										4,000
Investment Bank
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]					634		1,111
Total assets	[1]	316,922				316,922				302,253
Investment Bank | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax								(91)
Total assets										44,000
Corporate Center
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]					(71)		(325)
Total assets	[1]	$ 97,986				$ 97,986				113,656
Corporate Center | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax								$ 350
Total assets										$ (223,000)

[1]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019